Consolidated condensed statements of financial position - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Contracted concessional assets	$ 7,338,449,000	$ 8,021,568,000
Investments carried under the equity method	268,151,000	294,581,000
Financial investments	186,875,000	96,608,000
Deferred tax assets	118,632,000	172,268,000
Total non-current assets	7,912,107,000	8,585,025,000
Current assets
Inventories	31,865,000	29,694,000
Trade and other receivables	230,716,000	307,143,000
Financial investments	190,069,000	207,379,000
Cash and cash equivalents	781,575,000	622,689,000
Total current assets	1,234,225,000	1,166,905,000
Total assets	9,146,332,000	9,751,930,000
Equity attributable to the Company
Share capital	11,605,512	11,240,000
Share premium	986,594,000	872,011,000
Capital reserves	866,715,000	1,020,027,000
Other reserves	333,739,000	171,272,000
Accumulated currency translation differences	(197,026,000)	(133,450,000)
Accumulated deficit	(402,519,000)	(398,701,000)
Non-controlling interests	206,259,000	206,206,000
Total equity	1,805,368,000	1,748,605,000
Non-current liabilities
Long-term corporate debt	934,795,000	995,190,000
Long-term project debt	4,249,902,000	4,387,674,000
Grants and other liabilities	1,242,059,000	1,263,744,000
Derivative liabilities	50,536,000	223,453,000
Deferred tax liabilities	293,757,000	308,859,000
Total non-current liabilities	6,771,049,000	7,178,920,000
Current liabilities
Short-term corporate debt	20,745,000	27,881,000
Short-term project debt	372,038,000	648,519,000
Trade payables and other current liabilities	135,694,000	113,907,000
Income and other tax payables	41,438,000	34,098,000
Total current liabilities	569,915,000	824,405,000
Total equity and liabilities	$ 9,146,332,000	$ 9,751,930,000